PROPERTY, PLANT AND EQUIPMENT (Details 3) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Future Operating Lease Payments Land, Buildings and Equipment	$ 203,165	$ 140,981
Land Buildings And Equipment [Member] | 1Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Operating Lease Payments Land, Buildings and Equipment	23,021	24,599
Land Buildings And Equipment [Member] | Later than one year and not later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Operating Lease Payments Land, Buildings and Equipment	76,949	100,482
Land Buildings And Equipment [Member] | Later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Operating Lease Payments Land, Buildings and Equipment	$ 103,195	$ 15,900